Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 5,757,986	$ 7,817,780
Finished goods	2,835,637	4,407,672
Goods in transit	344,103	583,239
Inventory provision	(2,588,393)	(1,699,092)	$ (1,445,947)
Total inventories, net	$ 6,349,333	$ 11,109,599